NET REVENUES - Disaggregation of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of revenues
Net revenues	¥ 12,425,902	$ 1,949,895	¥ 8,203,157	¥ 3,952,053
Product
Disaggregation of revenues
Net revenues	12,331,705		8,156,672	3,929,698
B2C segment
Disaggregation of revenues
Net revenues	491,855		666,223	636,430
B2B segment
Disaggregation of revenues
Net revenues	11,839,850		7,490,449	3,293,268
Service
Disaggregation of revenues
Net revenues	94,197		46,485	22,355
MP Service
Disaggregation of revenues
Net revenues	52,309		30,533	17,239
Other Services
Disaggregation of revenues
Net revenues	¥ 41,888		¥ 15,952	¥ 5,116